FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-03221

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Charles Street Trust

Fund Name: Fidelity Asset Manager 70%

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

SCOTT C.GOEBEL, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: 06/30/2008

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Charles Street Trust

BY:  /s/ JOHN R. HEBBLE*
JOHN R. HEBBLE, TREASURER
DATE: 08/12/2008 05:34:27 PM

*BY:  /s/ CLAIRE S. WALPOLE
CLAIRE S. WALPOLE, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JUNE 11, 2008 AND FILED HEREWITH.

VOTE SUMMARY REPORT
Fidelity Asset Manager 70%
07/01/2007- 06/30/2008

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: ABITIBI-CONSOLIDATED INC MEETING DATE: 07/26/2007
TICKER: -- SECURITY ID: 003924107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	APPROVE AN ARRANGEMENT UNDER SECTION 192 OF THE CANADA BUSINESS CORPORATIONS ACT NECESSARY TO EFFECT THE COMBINATION OF ABITIBI-CONSOLIDATED INC. AND BOWATER INCORPORATED, A DELAWARE CORPORATION, AND THE COMBINATION AGREEMENT AS SPECIFIED	Management	For	None
2	TRANSACT ANY OTHER BUSINESS	N/A	N/A	N/A
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: CRESUD, S.A.C.I.F. Y A. MEETING DATE: 10/10/2007
TICKER: CRESY SECURITY ID: 226406106
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	APPOINTMENT OF TWO SHAREHOLDERS TO APPROVE AND SIGN THE SHAREHOLDERS MEETING MINUTES.	Management	Unknown	None
2	CONSIDERATION OF THE DOCUMENTATION PROVIDED FOR IN SECTION 234, SUBSECTION 1 OF LAW 19,550, RELATING TO THE FISCAL YEAR ENDED JUNE 30,2007.	Management	Unknown	None
3	CONSIDERATION OF THE BOARD S PERFORMANCE.	Management	Unknown	None
4	CONSIDERATION OF THE SURVEILLANCE COMMITTEE S PERFORMANCE.	Management	Unknown	None
5	TREATMENT AND ALLOCATION OF RESULTS OF THE FISCAL YEAR ENDED JUNE 30, 2007.	Management	Unknown	None
6	CONSIDERATION OF THE COMPENSATION PAYABLE TO THE BOARD OF DIRECTORS.	Management	Unknown	None
7	CONSIDERATION OF THE COMPENSATION PAYABLE TO THE SURVEILLANCE COMMITTEE IN RESPECT OF THE YEAR ENDED JUNE 30, 2007.	Management	Unknown	None
8	DETERMINATION OF THE NUMBER OF REGULAR DIRECTORS AND ALTERNATE DIRECTORS, IF THE CASE MAY BE, AND ELECTION THEREOF.	Management	Unknown	None
9	APPOINTMENT OF THE REGULAR AND ALTERNATE MEMBERS OF THE SURVEILLANCE COMMITTEE.	Management	Unknown	None
10	APPOINTMENT OF THE CERTIFYING ACCOUNTANT FOR THE NEXT FISCAL YEAR AND DETERMINATION OF THE COMPENSATION PAYABLE THERETO.	Management	Unknown	None
11	UPDATING OF THE REPORT RELATING TO THE SHARED SERVICES AGREEMENT.	Management	Unknown	None
12	CAPITAL STOCK INCREASE BY THE SUM OF UP TO $180,000,000 (PESOS ONE HUNDRED AND EIGHTY MILLION) PAR VALUE.	Management	Unknown	None
13	DELEGATION TO THE BOARD OF DIRECTORS OF THE POWER TO FIX ALL THE TERMS AND CONDITIONS OF THE ISSUANCE THAT ARE NOT EXPRESSLY DETERMINED BY THE SHAREHOLDERS MEETING.	Management	Unknown	None
14	APPROVAL OF AN OPTION WITHOUT CONSIDERATION TO SUBSCRIBE FOR THE COMPANY S COMMON SHARES GRANTED TO THE SUBSCRIBERS OF THE CAPITAL STOCK INCREASE PROVIDED FOR IN AGENDA ITEM 12.	Management	Unknown	None
15	REDUCTION OF THE TERM FOR EXERCISING PREEMPTIVE AND ACCRETION RIGHTS TO 10 CALENDER DAYS PURSUANT TO SECTION 194 OF LAW 19,550 AS AMENDED.	Management	Unknown	None
16	CONSIDERATION OF THE AMENDMENT TO THE FOLLOWING SECTIONS OF THE CORPORATE BY-LAWS: (I) SECTION THIRTEEN (13), AND (II) SECTION SIXTEEN (16).	Management	Unknown	None
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: DEERE & COMPANY MEETING DATE: 11/14/2007
TICKER: DE SECURITY ID: 244199105
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	AMENDMENT OF THE COMPANY S RESTATED CERTIFICATE OF INCORPORATION INCREASING THE NUMBER OF AUTHORIZED SHARES OF STOCK TO EFFECT A TWO-FOR-ONE STOCK SPLIT IN THE FORM OF A DIVIDEND OF THE COMPANY S COMMON STOCK.	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: DMCI HOLDINGS INC MEETING DATE: 07/25/2007
TICKER: -- SECURITY ID: Y2088F100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 394346 DUE TO THE RECEIPTOF ADDITIONAL RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.	N/A	N/A	N/A
2	CALL TO ORDER	Management	Unknown	None
3	APPROVE THE REPORT ON ATTENDANCE AND QUORUM	Management	Unknown	None
4	APPROVE THE MINUTES OF PREVIOUS STOCKHOLDERS MEETING	Management	For	None
5	APPROVE THE MANAGEMENT REPORT FOR THE YE 31 DEC 2006	Management	Unknown	None
6	RATIFY ALL ACTS OF THE BOARD OF DIRECTORS AND THE OFFICERS DURING THE PRECEDING YEAR	Management	For	None
7	APPOINT THE INDEPENDENT AUDITOR	Management	For	None
8	ELECT THE DIRECTORS INCLUDING 3 INDEPENDENT DIRECTORS AS SPECIFIED UNDER THECORPORATION S MANUAL ON CORPORATE GOVERNANCE	Management	For	None
9	APPROVE TO ISSUE 400,000,000 COMMON SHARES TO DACON CORPORATION	Management	For	None
10	APPROVE THE WAIVER BY MAJORITY OF THE MINORITY STOCKHOLDERS OF THE RIGHTS OFFERING REQUIREMENT UNDER THE PSE REVISED LISTING RULES	Management	For	None
11	OTHER MATTERS	N/A	N/A	N/A
12	ADJOURNMENT	Management	Unknown	None
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: GOLD FIELDS LIMITED MEETING DATE: 11/02/2007
TICKER: GFI SECURITY ID: 38059T106
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	ADOPTION OF FINANCIAL STATEMENTS	Management	For	For
2	RE-ELECTION OF MS. G. MARCUS AS A DIRECTOR	Management	For	For
3	RE-ELECTION OF MR. K. ANSAH AS A DIRECTOR	Management	For	For
4	RE-ELECTION OF DR. P.J. RYAN AS A DIRECTOR	Management	For	For
5	PLACEMENT OF SHARES UNDER THE CONTROL OF THE DIRECTORS	Management	For	Abstain
6	ISSUING EQUITY SECURITIES FOR CASH	Management	For	For
7	AWARD OF RIGHTS TO NON-EXECUTIVE DIRECTORS UNDER THE GOLD FIELDS LIMITED 2005 NON-EXECUTIVE SHARE PLAN	Management	For	For
8	INCREASE OF DIRECTORS FEES	Management	For	For
9	PLACEMENT OF NON-CONVERTIBLE REDEEMABLE PREFERENCE SHARES UNDER THE CONTROL OF THE DIRECTORS	Management	For	For
10	INCREASE IN AUTHORIZED CAPITAL	Management	For	For
11	AMENDMENT TO ARTICLES OF ASSOCIATION OF THE COMPANY	Management	For	For
12	ACQUISITION OF COMPANY S OWN SHARES	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: GOLD FIELDS LTD NEW MEETING DATE: 11/02/2007
TICKER: -- SECURITY ID: S31755101
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	RECEIVE THE FINANCIAL STATEMENTS AND STATUTORY REPORTS FOR YE 30 JUN 2007	Management	For	For
2	RE-ELECT MR. G. MARCUS AS A DIRECTOR	Management	For	For
3	RE-ELECT MR. K. ANSAH AS A DIRECTOR	Management	For	For
4	RE-ELECT MR. P.J. RYAN AS A DIRECTOR	Management	For	For
5	APPROVE TO PLACE THE AUTHORIZED BUT UNISSUED SHARES UNDER THE CONTROL OF DIRECTORS	Management	For	Abstain
6	APPROVE THE ISSUANCE OF SHARES WITHOUT PRE-EMPTIVE RIGHTS UP TO A MAXIMUM OF 10% OF THE NUMBER OF SECURITIES IN THAT CLASS	Management	For	For
7	APPROVE TO AWARD THE NON-EXECUTIVE DIRECTORS WITH SHARE RIGHTS IN ACCORDANCE WITH THE 2005 NON-EXECUTIVE SHARE PLAN	Management	For	For
8	APPROVE TO INCREASE THE DIRECTORS FEES	Management	For	For
9	APPROVE TO PLACE THE AUTHORIZE BUT UNISSUED PREFERENCE SHARES UNDER THE CONTROL OF DIRECTORS	Management	For	For
10	APPROVE TO INCREASE THE AUTHORIZED CAPITAL	Management	For	For
11	APPROVE THE ADDITION OF ARTICLE 37 TO ARTICLES OF ASSOCIATION REGARDING PREFERENCE SHARES	Management	For	For
12	GRANT AUTHORITY TO REPURCHASE UP TO 20% OF ISSUED ORDINARY SHARES	Management	For	For
13	PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN NUMBERING OF RESOLUTIONS. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.	N/A	N/A	N/A
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: IRSA INVERSIONES Y REPRESENTACIONES S.A. MEETING DATE: 10/10/2007
TICKER: IRS SECURITY ID: 450047204
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	APPOINTMENT OF TWO SHAREHOLDERS TO APPROVE AND SIGN THE SHAREHOLDERS MEETING MINUTES.	Management	Unknown	None
2	CONSIDERATION OF THE DOCUMENTATION PROVIDED FOR IN SECTION 234, SUBSECTION 1 OF LAW 19,550, RELATING TO THE FISCAL YEAR ENDED JUNE 30, 2007.	Management	Unknown	None
3	CONSIDERATION OF THE BOARD S PERFORMANCE.	Management	Unknown	None
4	CONSIDERATION OF THE SURVEILLANCE COMMITTEE S PERFORMANCE.	Management	Unknown	None
5	TREATMENT AND ALLOCATION OF RESULTS OF THE FISCAL YEAR ENDED JUNE 30, 2007.	Management	Unknown	None
6	CONSIDERATION OF THE COMPENSATION PAYABLE TO THE BOARD OF DIRECTORS IN RESPECT OF THE YEAR ENDED JUNE 30, 2007.	Management	Unknown	None
7	CONSIDERATION OF THE COMPENSATION PAYABLE TO THE SURVEILLANCE COMMITTEE IN RESPECT OF THE YEAR ENDED JUNE 30, 2007.	Management	Unknown	None
8	DETERMINATION OF THE NUMBER OF REGULAR DIRECTORS AND ALTERNATE DIRECTORS, IF THE CASE MAY BE, AND ELECTION THEREOF.	Management	Unknown	None
9	APPOINTMENT OF THE REGULAR AND ALTERNATE MEMBERS OF THE SURVEILLANCE COMMITTEE.	Management	Unknown	None
10	APPOINTMENT OF THE CERTIFYING ACCOUNTANT FOR THE NEXT FISCAL YEAR AND DETERMINATION OF THE COMPENSATION PAYABLE THERETO.	Management	Unknown	None
11	UPDATING OF THE REPORT RELATING TO THE SHARE SERVICES AGREEMENT.	Management	Unknown	None
12	CAPITAL STOCK INCREASE BY THE SUM OF UP TO $280,000,000 (PESOS TWO HUNDRED AND EIGHTY MILLION) PAR VALUE.	Management	Unknown	None
13	DELEGATION TO THE BOARD OF DIRECTORS OF THE POWER TO FIX ALL THE TERMS AND CONDITIONS OF THE ISSUANCE THAT ARE NOT EXPRESSLY DETERMINED BY THE SHAREHOLDERS MEETING.	Management	Unknown	None
14	APPROVAL OF AN OPTION WITHOUT CONSIDERATION TO SUBSCRIBE FOR THE COMPANY S COMMON SHARES GRANTED TO THE SUBSCRIBERS OF THE CAPITAL STOCK INCREASE PROVIDED FOR IN AGENDA ITEM 12.	Management	Unknown	None
15	REDUCTION OF THE TERM FOR EXERCISING PREEMPTIVE AND ACCRETION RIGHTS TO 10 CALENDAR DAYS PURSUANT TO SECTION 194 OF LAW 19,550 AS AMENDED (THE BUSINESS COMPANIES LAW ).	Management	Unknown	None
16	CONSIDERATION OF THE AMENDMENT TO THE FOLLOWING SECTIONS OF THE CORPORATE BY-LAWS: (I) SECTION NINE (9), (II) SECTION THIRTEEN (13), AND (III) SECTION SIXTEEN (16).	Management	Unknown	None
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: MITSUI SUMITOMO INSURANCE COMPANY,LIMITED MEETING DATE: 01/31/2008
TICKER: -- SECURITY ID: J45174109
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	THE AGENDA HAS BEEN RELEASED AND IS AVAILABLE FOR YOUR REVIEW. PLEASE REFER TO THE ATTACHED PDF FILES.	N/A	N/A	N/A
2	APPROVE SHARE TRANSFER PLAN	Management	For	For
3	AMEND THE ARTICLES OF INCORPORATION	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: NEWCREST MINING LTD MEETING DATE: 11/01/2007
TICKER: -- SECURITY ID: Q6651B114
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 420943 DUE TO CHANGE IN VOTING STATUS OF RESOLUTION 1. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.	N/A	N/A	N/A
2	RECEIVE THE FINANCIAL REPORT OF THE COMPANY AND ITS CONTROLLED ENTITIES FOR THE YE 30 JUN 2007 AND THE REPORTS OF THE DIRECTORS AND THE AUDITORS THEREON	N/A	N/A	N/A
3	ELECT MR. GREG ROBINSON AS A DIRECTOR, IN ACCORDANCE WITH RULE 57 OF THE COMPANY S CONSTITUTION	Management	For	For
4	ELECT MR. TIM POOLE AS A DIRECTOR, IN ACCORDANCE WITH RULE 57 OF THE COMPANY S CONSTITUTION	Management	For	For
5	ELECT MR. RICHARD LEE AS A DIRECTOR, IN ACCORDANCE WITH RULE 57 OF THE COMPANY S CONSTITUTION	Management	For	For
6	ELECT MR. JOHN SPARK AS A DIRECTOR, IN ACCORDANCE WITH RULE 57 OF THE COMPANYS CONSTITUTION	Management	For	For
7	RE-ELECT MR. MICK O LEARY AS A DIRECTOR, WHO RETIRES BY ROTATION IN ACCORDANCE WITH RULE 69 OF THE COMPANY S CONSTITUTION	Management	For	For
8	ADOPT THE REMUNERATION REPORT FOR THE COMPANY INCLUDED IN THE REPORT OF THE DIRECTORS FOR THE YE 30 JUN 2007	Management	For	For
9	APPROVE TO INCREASE THE AGGREGATE SUM PER ANNUM AVAILABLE FOR PAYMENT TO THE NON-EXECUTIVE DIRECTORS OF THE COMPANY IN ACCORDANCE WITH RULE 58 OF THE COMPANY S CONSTITUTION AND AUSTRALIAN SECURITIES EXCHANGE LISTING RULE 10.17, AS REMUNERATION FOR THEIR SERVICES, BY AUD 500,000 FROM AUD 1,300,000 UP TO A MAXIMUM SUM OF AUD 1,800,000 PER ANNUM	Management	Unknown	For
10	APPROVE, FOR ALL PURPOSES UNDER THE CORPORATIONS ACT 2001 CTH AND THE AUSTRALIAN SECURITIES EXCHANGE LISTING RULES INCLUDING LISTING RULE 10.14, THE ISSUE TO THE MANAGING DIRECTOR AND THE CHIEF EXECUTIVE OFFICER OF THE COMPANY, MR. IAN SMITH, OF UP TO 61,200 RIGHTS UNDER THE TERMS CONTAINED IN THE COMPANY S EXECUTIVE PERFORMANCE SHARE PLAN AND UP TO 12,730 RIGHTS UNDER THE TERMS CONTAINED IN THE COMPANY S RESTRICTED SHARE PLAN, AS SPECIFIED, AND THE ISSUE OF ORDINARY SHARES IN THE COMPANY UPON T...	Management	For	Against
11	APPROVE, FOR ALL PURPOSES UNDER THE CORPORATIONS ACT 2001 CTH AND THE AUSTRALIAN SECURITIES EXCHANGE LISTING RULES INCLUDING LISTING RULE 10.14, THE ISSUE TO THE FINANCE DIRECTOR OF THE COMPANY, MR. GREG ROBINSON, OF UP TO 15,300 RIGHTS UNDER THE TERMS CONTAINED IN THE COMPANY S EXECUTIVE PERFORMANCE SHARE PLAN AND UP TO 8,500 RIGHTS UNDER THE TERMS CONTAINED IN THE COMPANY S RESTRICTED SHARE PLAN, AS SPECIFIED, AND THE ISSUE OF ORDINARY SHARES IN THE COMPANY UPON THE EXERCISE OF THOSE RIGHTS	Management	For	Against
12	APPROVE, FOR ALL PURPOSES UNDER THE CORPORATIONS ACT 2001 CTH AND THE AUSTRALIAN SECURITIES EXCHANGE LISTING RULES INCLUDING LISTING RULE 10.14, THE ISSUE TO THE MANAGING DIRECTOR AND THE CHIEF EXECUTIVE OFFICER OF THE COMPANY, MR. IAN SMITH, OF 4,728 RIGHTS UNDER THE TERMS CONTAINED IN THE COMPANY S RESTRICTED SHARE PLAN, ON THE SAME TERMS, PARTICULARLY AS TO PRICE AND TERM, AS SPECIFIED, AND THE ISSUE OF ORDINARY SHARES IN THE COMPANY UPON THE EXERCISE OF THOSE RIGHTS	Management	For	Against
13	TRANSACT ANY OTHER BUSINESS	N/A	N/A	N/A
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: PAMPA HOLDING SA MEETING DATE: 08/30/2007
TICKER: -- SECURITY ID: P7464E114
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	PLEASE NOTE THAT THIS IS A MIX MEETING. THANK YOU.	N/A	N/A	N/A
2	APPROVE THE DESIGNATION OF 2 SHAREHOLDERS TO SIGN THE MINUTES OF THE MEETING	Management	For	Take No Action
3	APPROVE, THE ISSUANCE OF UP TO 457,327,850 NEW COMMON SHARES OF THE COMPANY TO BE PAID IN KIND THROUGH THE TRANSFER TO THE COMPANY OF THE INDIRECT SHAREHOLDINGS IN EMPRESA DISTRIBUIDO RAY COMERCIALIZADORA NORTE S.A. EDENOR AND THE CONSEQUENT INCREASE IN CORPORATE CAPITAL BY UP TO ARS 457,327,850 OR, TO APPLY THE ADJUSTMENT, UP TO A MAXIMUM AMOUNT OF ARS 480,194,242, AND THE SIGNING OF A STOCK SUBSCRIPTION AGREEMENT WHICH WILL GOVERN THE MENTIONED OPERATION, THE NEW SHARES TO BE ISSUED WILL BE CO...	Management	For	Take No Action
4	AMEND, SHOULD THE RESOLUTION 2 BE APPROVED: I) THE AGREEMENT FOR THE ALLOCATION OF OPPORTUNITIES ENTERED INTO BY THE COMPANY AND MESSRS. MARCOS MARCELO MINDLIN, DAMIAN MIGUEL MINDLIN, GUSTAVO MARIANI AND MR. RICARD O ALEJANDO TORRES THE EXECUTIVES, IN ACCORDANCE WITH THE TEXT APPROVED BY THE BOARD OF DIRECTORS IN ITS MEETING HELD ON 12 JUL 2007, AND II) THE CONTRACTS FOR THE ISSUANCE OF STOCK OPTIONS ENTERED INTO BY THE COMPANY WITH THE EXECUTIVES, TO REFLECT THE OFFERING BY THE EXECUTIVES OF TH...	Management	For	Take No Action
5	GRANT THE AUTHORIZATIONS	Management	For	Take No Action
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: RELIANCE INDS LTD II MEETING DATE: 10/12/2007
TICKER: -- SECURITY ID: Y72596102
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 417485 DUE TO ADDITIONAL RESOLUTIONS. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.	N/A	N/A	N/A
2	APPROVE AND ADOPT THE AUDITED BALANCE SHEET AS AT 31 MAR 2007, THE PROFIT ANDLOSS ACCOUNT FOR THE YE ON THAT DATE AND THE REPORTS OF THE BOARD OF DIRECTORS AND THE AUDITORS THEREON	Management	For	None
3	RE-APPOINT MR. M.L. BHAKTA AS A DIRECTOR, WHO RETIRES BY ROTATION	Management	For	None
4	RE-APPOINT MR. M.P. MODI AS A DIRECTOR, WHO RETIRES BY ROTATION	Management	For	None
5	RE-APPOINT MR. D.V. KAPUR AS A DIRECTOR, WHO RETIRES BY ROTATION	Management	For	None
6	RE-APPOINT MR. H.R. MESWANI AS A DIRECTOR, WHO RETIRES BY ROTATION	Management	For	None
7	APPOINT MESSRS. CHATURVEDI & SHAH, CHARTERED ACCOUNTANTS, M/S. DELOITTE HASKINS AND SELLS, CHARTERED ACCOUNTANTS, AND M/S. RAJENDRA & CO., CHARTERED ACCOUNTANTS AS THE AUDITORS OF THE COMPANY UNTIL THE CONCLUSION OF THE NEXT AGM OF THE COMPANY ON SUCH REMUNERATION AS SHALL BE FIXED BY THE BOARD OF DIRECTORS	Management	For	None
8	APPOINT, IN ACCORDANCE WITH THE PROVISIONS OF SECTION 257 AND ALL OTHER APPLICABLE PROVISIONS, IF ANY, OF THE COMPANIES ACT, 1956, OR ANY STATUTORY MODIFICATION(S) OR RE-ENACTMENT THEREOF, DR. RAGHUNATH ANANT MASHELKAR AS A DIRECTOR OF THE COMPANY, LIABLE TO RETIRE BY ROTATION	Management	For	None
9	APPROVE THAT, IN ACCORDANCE WITH THE PROVISIONS OF SECTIONS 198, 3094, 310 AND ALL OTHER APPLICABLE PROVISIONS, IF ANY, OF THE COMPANIES ACT, 1956 OR ANY STATUTORY MODIFICATIONS OR RE-ENACTMENT THEREOF FOR THE TIME BEING IN FORCE, AND THE ARTICLES OF ASSOCIATION OF THE COMPANY AND SUBJECT TO APPLICABLE STATUTORY APPROVALS, AND IN SUPERCESSION OF THE SPECIAL RESOLUTION PASSED BY THE MEMBERS AT THE 31ST AGM OF THE COMPANY, EACH OF THE DIRECTORS OF THE COMPANY, OTHER THAN THE MANAGING DIRECTOR AND ...	Management	For	None
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: SFCG CO., LTD. MEETING DATE: 10/26/2007
TICKER: -- SECURITY ID: J74638107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	APPROVE APPROPRIATION OF PROFITS	Management	For	For
2	AMEND ARTICLES TO: EXPAND SCOPE OF BUSINESS MANAGEMENT	Management	For	For
3	APPOINT A DIRECTOR	Management	For	For
4	APPOINT A DIRECTOR	Management	For	For
5	APPOINT A DIRECTOR	Management	For	For
6	APPOINT A DIRECTOR	Management	For	For
7	APPOINT A DIRECTOR	Management	For	For
8	APPOINT A DIRECTOR	Management	For	For
9	APPOINT A DIRECTOR	Management	For	For
10	APPOINT A DIRECTOR	Management	For	For
11	APPOINT A CORPORATE AUDITOR	Management	For	For
12	APPOINT A CORPORATE AUDITOR	Management	For	For
13	APPOINT ACCOUNTING AUDITORS	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

POWER OF ATTORNEY

I, the undersigned President and Treasurer of the following investment companies:

Fidelity Aberdeen Street Trust

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Central Investment Portfolios II LLC

Fidelity Charles Street Trust

Fidelity Colchester Street Trust

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity Newbury Street Trust

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Union Street Trust

Fidelity Union Street Trust II

Variable Insurance Products Fund V

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Claire Walpole my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or her substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 11, 2008.

WITNESS my hand on this 11th day of June 2008.

/s/ John R. Hebble

John R. Hebble

Treasurer